Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 29, 2023 $ / shares	Dec. 30, 2022 $ / shares	Dec. 31, 2020 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Shown and described below is information about the relationship between certain financial performance measures and executive “compensation actually paid” as determined in accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K. For further information regarding our pay-for-performance philosophy and how our Human Resources Committee seeks to align executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”

Year(1)	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid (CAP) to PEO(2)	Average Summary Compensation Table (SCT) Total for Non- PEO NEOs(3)	Average Compensation Actually Paid (CAP) to Non- PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income (GAAP)	Company Selected Measure
					State Street (STT) TSR(4)	Peer Group TSR (KBW Bank Index)(4)		ROE (Non-GAAP)(5)
2025	$19,529,070	$43,149,556	$7,881,344	$16,199,528	206.6	196.0	$2,945,159,408	12.6%
2024	16,715,967	28,221,197	6,372,494	9,788,000	152.4	147.8	2,686,875,520	11.7%
2023	13,449,164	10,603,887	8,771,564	7,995,951	117.1	107.8	1,943,630,434	11.3%
2022	18,004,619	10,071,943	7,633,068	4,733,007	113.1	108.7	2,774,105,680	12.5%
2021	14,113,660	22,684,590	8,719,980	12,311,262	131.1	138.3	2,693,086,657	11.5%

(1)
The closing share price of our common stock on the NYSE was $129.01 on December 31, 2025, $98.15 on December 31, 2024, $77.46 on December 29, 2023, $77.57 on December 30, 2022, $93.00 on December 31, 2021, and $72.78 on December 31, 2020. The Principal Executive Officer (PEO) was Mr. O’Hanley for all years in the table. The non-PEO NEOs were Mr. Aboaf (all years), Mr. Maiuri (2021, 2022 and 2023), Messrs. Aristeguieta and Erickson (2021 and 2022), Mr. Taraporevala (2022), Mr. Hu (2023 and 2024), Ms. Hung (2023, 2024 and 2025), Mr. Ambrosius (2024 and 2025) and Messrs. Woods, Keating and Tahiri (2025).

(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP amount from the SCT amount for 2025. There were adjustments with respect to the actuarial value of the pension plan in which Messrs. Keating and Ambrosius participated, based on the annual service cost under the SSRP, MSRP and State Street GmbH Munich Retirement Plan. The SCT amount and the CAP amount do not reflect the actual amount of compensation earned by or paid during 2025, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.

	2025
Adjustments(1)	PEO	Non-PEO NEOs(3)
Total Compensation from SCT	$19,529,070	$7,881,344
(Subtraction): Change in pension value reported in SCT for covered fiscal year (if positive value)	0	(28,372)
Addition: Pension service cost attributable to covered fiscal year	0	26,160
Adjustments for stock awards
(Subtraction): Stock Awards from SCT	(12,764,924)	(4,311,889)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	23,061,775	9,835,851
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	12,919,864	2,536,275
Addition: Vesting date fair value of awards granted and vesting during such year	0	198,819
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	403,771	61,340
Compensation Actually Paid (as calculated)	43,149,556	16,199,528

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3)	Amounts presented are averages for the entire group of non-PEO NEOs in each respective year.
(4)
Total Shareholder Return (TSR) data is calculated based on an initial investment on December 31, 2020 and reflects for 2025 – five-year cumulative TSR (December 31, 2020 – December 31, 2025); for 2024 – four-year cumulative TSR (December 31, 2020 – December 31, 2024); for 2023 – three-year cumulative TSR (December 31, 2020 – December 31, 2023); for 2022 – two-year cumulative TSR (December 31, 2020 – December 31, 2022); and for 2021 – one-year TSR (December 31, 2020 – December 31, 2021). When comparing our annual and long-term performance to that of our peers for compensation purposes and for purposes of disclosure under Item 201(e) of Regulation S-K, we utilize the KBW Bank Index, which comprises State Street, our Direct Peers, and 21 other constituents with which we competed in some aspects of our businesses as of January 1, 2025.
(5)
Non-GAAP financial measures should be considered in addition to, not as a substitute for or superior to, financial measures determined in conformity with GAAP. For a reconciliation of the non-GAAP ROE presented in the table above, see Appendix B.

Company Selected Measure Name	ROE
Named Executive Officers, Footnote
(1)
The closing share price of our common stock on the NYSE was $129.01 on December 31, 2025, $98.15 on December 31, 2024, $77.46 on December 29, 2023, $77.57 on December 30, 2022, $93.00 on December 31, 2021, and $72.78 on December 31, 2020. The Principal Executive Officer (PEO) was Mr. O’Hanley for all years in the table. The non-PEO NEOs were Mr. Aboaf (all years), Mr. Maiuri (2021, 2022 and 2023), Messrs. Aristeguieta and Erickson (2021 and 2022), Mr. Taraporevala (2022), Mr. Hu (2023 and 2024), Ms. Hung (2023, 2024 and 2025), Mr. Ambrosius (2024 and 2025) and Messrs. Woods, Keating and Tahiri (2025).

Peer Group Issuers, Footnote
(4)
Total Shareholder Return (TSR) data is calculated based on an initial investment on December 31, 2020 and reflects for 2025 – five-year cumulative TSR (December 31, 2020 – December 31, 2025); for 2024 – four-year cumulative TSR (December 31, 2020 – December 31, 2024); for 2023 – three-year cumulative TSR (December 31, 2020 – December 31, 2023); for 2022 – two-year cumulative TSR (December 31, 2020 – December 31, 2022); and for 2021 – one-year TSR (December 31, 2020 – December 31, 2021). When comparing our annual and long-term performance to that of our peers for compensation purposes and for purposes of disclosure under Item 201(e) of Regulation S-K, we utilize the KBW Bank Index, which comprises State Street, our Direct Peers, and 21 other constituents with which we competed in some aspects of our businesses as of January 1, 2025.

PEO Total Compensation Amount	$ 19,529,070	$ 16,715,967	$ 13,449,164	$ 18,004,619	$ 14,113,660
PEO Actually Paid Compensation Amount	$ 43,149,556	28,221,197	10,603,887	10,071,943	22,684,590
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP amount from the SCT amount for 2025. There were adjustments with respect to the actuarial value of the pension plan in which Messrs. Keating and Ambrosius participated, based on the annual service cost under the SSRP, MSRP and State Street GmbH Munich Retirement Plan. The SCT amount and the CAP amount do not reflect the actual amount of compensation earned by or paid during 2025, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.

	2025
Adjustments(1)	PEO	Non-PEO NEOs(3)
Total Compensation from SCT	$19,529,070	$7,881,344
(Subtraction): Change in pension value reported in SCT for covered fiscal year (if positive value)	0	(28,372)
Addition: Pension service cost attributable to covered fiscal year	0	26,160
Adjustments for stock awards
(Subtraction): Stock Awards from SCT	(12,764,924)	(4,311,889)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	23,061,775	9,835,851
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	12,919,864	2,536,275
Addition: Vesting date fair value of awards granted and vesting during such year	0	198,819
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	403,771	61,340
Compensation Actually Paid (as calculated)	43,149,556	16,199,528

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 7,881,344	6,372,494	8,771,564	7,633,068	8,719,980
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,199,528	9,788,000	7,995,951	4,733,007	12,311,262
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP amount from the SCT amount for 2025. There were adjustments with respect to the actuarial value of the pension plan in which Messrs. Keating and Ambrosius participated, based on the annual service cost under the SSRP, MSRP and State Street GmbH Munich Retirement Plan. The SCT amount and the CAP amount do not reflect the actual amount of compensation earned by or paid during 2025, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.

	2025
Adjustments(1)	PEO	Non-PEO NEOs(3)
Total Compensation from SCT	$19,529,070	$7,881,344
(Subtraction): Change in pension value reported in SCT for covered fiscal year (if positive value)	0	(28,372)
Addition: Pension service cost attributable to covered fiscal year	0	26,160
Adjustments for stock awards
(Subtraction): Stock Awards from SCT	(12,764,924)	(4,311,889)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	23,061,775	9,835,851
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	12,919,864	2,536,275
Addition: Vesting date fair value of awards granted and vesting during such year	0	198,819
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	403,771	61,340
Compensation Actually Paid (as calculated)	43,149,556	16,199,528

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and State Street TSR and CAP and Peer Group/KBW Bank Index TSR. TSR, for both State Street itself and relative to the KBW Bank Index, is a component of the Human Resources Committee’s assessment of financial performance, driving annual pay decisions. For 2025, CAP for our PEO is $43.1 million and the average CAP for our Non-PEO NEOs is $16.2 million, above the SCT compensation of $19.5 million for our PEO and the average SCT compensation of $7.9 million for our Non-PEO NEOs, respectively, consistent with the increase of TSR from 152.4 in 2024 to 206.6 in 2025. For 2024, CAP for our PEO is $28.2 million and the average CAP for our Non-PEO NEOs is $9.8 million, above the SCT compensation of $16.7 million for our PEO and the average SCT compensation of $6.4 million for our Non-PEO NEOs, respectively, consistent with the increase of TSR from 117.1 in 2023 to 152.4 in 2024. For 2023, CAP for our PEO is $10.6 million and the average CAP for our Non-PEO NEOs is $8.0 million, below the SCT compensation of $13.4 million for our PEO and the average SCT compensation of $8.8 million for our Non-PEO NEOs, respectively, despite the slight increase of TSR from 113.1 in 2022 to 117.1 in 2023. For 2022, CAP for our PEO is $10.1 million and the average CAP for our Non-PEO NEOs is $4.7 million, significantly below the SCT compensation of $18.0 million for our PEO and the average SCT compensation of $7.6 million for our Non-PEO NEOs, respectively, consistent with the decline of TSR from 131.1 in 2021 to 113.1 in 2022. For 2021, CAP for our PEO is $22.7 million and average CAP for our Non-PEO NEOs is $12.3 million, significantly higher than the SCT compensation of $14.1 million for our PEO and the average SCT compensation of $8.7 million for Non-PEO NEOs, respectively, consistent with the increase of TSR from 100 in 2020 to 131.1 in 2021. Additionally, because TSR is substantially driven by equity appreciation or depreciation, and because we maintain significant levels of deferred equity-based compensation for our executives, the increase or decrease in CAP versus SCT compensation is strongly aligned with State Street’s TSR performance, linking CAP to the shareholder experience (i.e., when TSR is flat, CAP and SCT compensation tend to converge, when TSR increases, CAP tends to increase relative to SCT compensation and when TSR declines, SCT compensation tends to decrease relative to CAP).

Compensation Actually Paid vs. Net Income
Relationship between CAP and Net Income (GAAP). Although Net Income (GAAP) is not itself included in our Financial Scorecard, the Human Resources Committee reviews its primary components, Revenue and Expenses, as well as Net Interest Income on a standalone basis, as part of its annual assessment of financial performance. Likewise, although Net Income (GAAP) is not a metric in our performance-based RSU vehicle, other performance-based RSU metrics, including Pre-Tax Margin and Fee Revenue Growth, are related to Net Income (GAAP). As a result, CAP for our PEO and Non-PEO NEOs is indirectly impacted by Net Income (GAAP).

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and ROE (non-GAAP). ROE (GAAP) is a component of the Human Resources Committee’s assessment of annual financial performance, and is one driver of annual pay decisions. Additionally, for awards granted in 2025 and earlier years, ROE (non-GAAP) was a core metric or modifier in our performance-based RSU program, with the potential to impact the value of this long-term equity vehicle over time. As a result, CAP for our PEO and Non-PEO NEOs is influenced by ROE (non-GAAP).

Total Shareholder Return Vs Peer Group
Relationship between CAP and State Street TSR and CAP and Peer Group/KBW Bank Index TSR. TSR, for both State Street itself and relative to the KBW Bank Index, is a component of the Human Resources Committee’s assessment of financial performance, driving annual pay decisions. For 2025, CAP for our PEO is $43.1 million and the average CAP for our Non-PEO NEOs is $16.2 million, above the SCT compensation of $19.5 million for our PEO and the average SCT compensation of $7.9 million for our Non-PEO NEOs, respectively, consistent with the increase of TSR from 152.4 in 2024 to 206.6 in 2025. For 2024, CAP for our PEO is $28.2 million and the average CAP for our Non-PEO NEOs is $9.8 million, above the SCT compensation of $16.7 million for our PEO and the average SCT compensation of $6.4 million for our Non-PEO NEOs, respectively, consistent with the increase of TSR from 117.1 in 2023 to 152.4 in 2024. For 2023, CAP for our PEO is $10.6 million and the average CAP for our Non-PEO NEOs is $8.0 million, below the SCT compensation of $13.4 million for our PEO and the average SCT compensation of $8.8 million for our Non-PEO NEOs, respectively, despite the slight increase of TSR from 113.1 in 2022 to 117.1 in 2023. For 2022, CAP for our PEO is $10.1 million and the average CAP for our Non-PEO NEOs is $4.7 million, significantly below the SCT compensation of $18.0 million for our PEO and the average SCT compensation of $7.6 million for our Non-PEO NEOs, respectively, consistent with the decline of TSR from 131.1 in 2021 to 113.1 in 2022. For 2021, CAP for our PEO is $22.7 million and average CAP for our Non-PEO NEOs is $12.3 million, significantly higher than the SCT compensation of $14.1 million for our PEO and the average SCT compensation of $8.7 million for Non-PEO NEOs, respectively, consistent with the increase of TSR from 100 in 2020 to 131.1 in 2021. Additionally, because TSR is substantially driven by equity appreciation or depreciation, and because we maintain significant levels of deferred equity-based compensation for our executives, the increase or decrease in CAP versus SCT compensation is strongly aligned with State Street’s TSR performance, linking CAP to the shareholder experience (i.e., when TSR is flat, CAP and SCT compensation tend to converge, when TSR increases, CAP tends to increase relative to SCT compensation and when TSR declines, SCT compensation tends to decrease relative to CAP).

Tabular List, Table
Financial Performance Measures
As described in greater detail under “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those measures are presented in the Pay Versus Performance table. Moreover, the Company’s executive compensation program is designed to incentivize long-term performance and shareholder value creation. The Human Resources Committee did not consider the Pay Versus Performance disclosure when making its incentive compensation decisions.
The metrics that the Company uses in determining annual incentive compensation awards and in the payout of our long-term performance-based RSUs are selected based on the objective of incentivizing our PEO and Non-PEO NEOs to increase the value of the Company for our shareholders. The following table lists the four performance measures that we believe represent the most important performance measures we used to link the CAP amounts for our NEOs for 2025 to Company performance, all of which are metrics or modifiers used in our performance-based RSUs. Of these measures, we identified return on average common equity (non-GAAP), which we refer to as ROE (Non-GAAP) in the table above, as the most important of our financial performance measures.

Return on Average Common Equity (non-GAAP)
Fee Revenue Growth (non-GAAP)
Pre-Tax Margin (non-GAAP)
Total Shareholder Return

Total Shareholder Return Amount	$ 206.6	152.4	117.1	113.1	131.1
Peer Group Total Shareholder Return Amount	196	147.8	107.8	108.7	138.3
Net Income (Loss)	$ 2,945,159,408	$ 2,686,875,520	$ 1,943,630,434	$ 2,774,105,680	$ 2,693,086,657
Company Selected Measure Amount	0.126	0.117	0.113	0.125	0.115
PEO Name	Mr. O’Hanley	Mr. O’Hanley	Mr. O’Hanley	Mr. O’Hanley	Mr. O’Hanley
Additional 402(v) Disclosure
Analysis of the Information Presented in the Pay Versus Performance Table
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
Overview. The Human Resources Committee reviews, evaluates and approves our executive compensation program annually, and designs the program to effectively align pay with performance and shareholder interests over time. The design elements supporting this goal include our use of shareholder return-based metrics in assessing annual financial performance, heavy reliance on deferred equity-based compensation vehicles (substantially delivered in the form of performance-based equity) and the use of relative TSR in our long-term incentive design. In the Pay Versus Performance table above:
•
Equity-based vehicles comprised 75% of incentive compensation awarded to our PEO in 2025 for the 2024 performance year, 100% in 2024 for the 2023 performance year, 90% in 2023 for the 2022 performance year and in 2022 for the 2021 performance year and 100% in 2021 for the 2020 performance year

•
Equity-based vehicles comprised 65% of incentive compensation awarded to our Non-PEO NEOs (other than Messrs. Keating and Ambrosius)* in 2025, 2024, 2023, 2022 and 2021 for the 2024, 2023, 2022, 2021 and 2020 performance years, respectively

*
Equity-based vehicles comprised 50% of incentive compensation awarded to Mr. Keating in 2025 for the 2024 performance year; equity-based vehicles comprised 60% of incentive compensation awarded to Mr. Ambrosius in 2024 for the 2023 performance year

Because we maintain significant levels of deferred equity-based compensation for our executives, the change in value over time of CAP for our PEO and Non-PEO NEOs in the table above is driven primarily by the change in our stock price and our performance against metrics aligned to our long-term strategy contained in our performance-based RSUs.

Share Price | $ / shares	$ 129.01	$ 98.15			$ 93	$ 77.46	$ 77.57	$ 72.78
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Common Equity
Non-GAAP Measure Description
(5)
Non-GAAP financial measures should be considered in addition to, not as a substitute for or superior to, financial measures determined in conformity with GAAP. For a reconciliation of the non-GAAP ROE presented in the table above, see Appendix B.

Measure:: 2
Pay vs Performance Disclosure
Name	Fee Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-Tax Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,764,924)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,061,775
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,919,864
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	403,771
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,372)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,160
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,311,889)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,835,851
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,536,275
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	198,819
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 61,340